Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net sales
Products	$ 134,490	$ 154,090	$ 261,157	$ 283,342
Services	47,832	24,375	93,896	46,064
Total net sales	182,322	178,465	355,053	329,406
Cost of sales
Products	67,666	73,394	166,037	134,416
Services	31,748	13,437	60,020	25,628
Total cost of sales	99,414	86,831	226,057	160,044
Gross profit	82,908	91,634	128,996	169,362
Operating expenses
Research and development, net	25,506	18,957	52,744	35,728
Selling, general and administrative	$ 97,581	$ 77,929	200,189	$ 145,546
Goodwill impairment			150,400
Change in fair value of obligations in connection with acquisitions	$ (6,680)	$ 628	(19,936)	$ (6,867)
Total operating expenses	116,407	97,514	383,397	174,407
Operating loss	(33,499)	(5,880)	(254,401)	(5,045)
Financial income (expense), net	(711)	337	(5,835)	(999)
Loss before income taxes	(34,210)	(5,543)	(260,236)	(6,044)
Income taxes	(11,066)	(5,370)	(20,688)	(9,958)
Net income (loss)	(23,144)	$ (173)	(239,548)	$ 3,914
Net loss attributable to non-controlling interest	(213)		(329)
Net income (loss) attributable to Stratasys Ltd.	$ (22,931)	$ (173)	$ (239,219)	$ 3,914
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.48)	$ 0.00	$ (4.71)	$ 0.08
Diluted	$ (0.55)	$ 0.00	$ (4.77)	$ 0.08
Weighted average ordinary shares outstanding
Basic	51,405	49,373	51,181	49,323
Diluted	51,870	49,373	51,413	51,238
Comprehensive Income (loss)
Net income (loss)	$ (23,144)	$ (173)	$ (239,548)	$ 3,914
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings				167
Foreign currency translation adjustments	$ 988	$ (126)	$ (5,420)	(523)
Unrealized gains on derivatives designated as cash flow hedges	1,258	173	1,638	44
Other comprehensive income (loss), net of tax	2,246	47	(3,782)	(312)
Comprehensive income (loss)	(20,898)	$ (126)	(243,330)	$ 3,602
Less: comprehensive loss attributable to non-controlling interests	(213)		(329)
Comprehensive income (loss) attributable to Stratasys Ltd.	$ (20,685)	$ (126)	$ (243,001)	$ 3,602